Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,051,090	$ 1,052,728
Allowance for loan losses	(7,797)	(6,916)
Loans receivable, net	1,044,864	1,047,410
Total real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	742,474	745,634
Real estate: Residential - 1 to 4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	430,575	449,812
Allowance for loan losses	(955)	(975)	(1,125)	(759)
Aggregate of loans serviced for others	211,459	218,000	195,500
Real estate: Multi-family and commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	298,320	285,660
Allowance for loan losses	(3,607)	(3,395)	(3,028)	(2,337)
Aggregate of loans serviced for others	7,488	7,706
Real estate: Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	13,579	10,162
Allowance for loan losses	(254)	(169)	(22)	(280)
Total commercial business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	251,967	254,340
Allowance for loan losses	(2,382)	(1,875)	(1,735)	(1,148)
Financing Receivable, Significant Purchases	59,900	22,950	42,907
Commercial business: SBA and USDA guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	118,466	137,578
Commercial Business: Time Share Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	45,669	28,615
Commercial Business: Condominium Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	21,386	18,442
Commercial business: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	66,446	69,705
Total consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	56,649	52,754
Allowance for loan losses	(599)	(502)	(477)	(446)
Financing Receivable, Significant Purchases			6,861
Consumer: Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	51,093	44,284
Consumer: Indirect automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,692	6,354
Consumer: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,864	2,116
Deferred loan origination costs, net of fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan origination costs, net of fees	1,571	1,598
Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (7,797)	$ (6,916)	$ (6,387)	$ (4,970)